Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
Intangible Assets
NOTE 11	Intangible Assets

Intangible assets consisted of the following:

	Estimated Life (a)	Amortization Method (b)		Balance
At December 31 (Dollars in Millions)				2011	2010
Goodwill		(c	)	$8,927	$8,954
Merchant processing contracts	10 years/8 years	SL/AC		348	421
Core deposit benefits	18 years/5 years	SL/AC		232	283
Mortgage servicing rights		(c	)	1,519	1,837
Trust relationships	10 years/6 years	SL/AC		166	200
Other identified intangibles	9 years/5 years	SL/AC		471	472
Total				$11,663	$12,167

(a)	Estimated life represents the amortization period for assets subject to the straight line method and the weighted average or life of the underlying cash flows amortization period for intangibles subject to accelerated methods. If more than one amortization method is used for a category, the estimated life for each method is calculated and reported separately.
(b)	Amortization methods: SL = straight line method AC = accelerated methods generally based on cash flows
(c)	Goodwill is evaluated for impairment, but not amortized. Mortgage servicing rights are recorded at fair value, and are not amortized.

Aggregate amortization expense consisted of the following:

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Merchant processing contracts	$90	$102	$117
Core deposit benefits	81	102	103
Trust relationships	35	49	62
Other identified intangibles	93	114	105
Total	$299	$367	$387

The estimated amortization expense for the next five years is as follows:

(Dollars in Millions)
2012	$275
2013	221
2014	168
2015	132
2016	102

The following table reflects the changes in the carrying value of goodwill for the years ended December 31, 2011 and 2010:

(Dollars in Millions)	Wholesale Banking and Commercial Real Estate	Consumer and Small Business Banking	Wealth Management and Securities Services	Payment Services	Treasury and Corporate Support	Consolidated Company
Balance at December 31, 2009	$1,605	$3,526	$1,515	$2,365	$–	$9,011
Goodwill acquired	–	9	5	–	–	14
Disposal	–	–	(57)	–	–	(57)
Other (a)	–	–	–	(14)	–	(14)
Balance at December 31, 2010	$1,605	$3,535	$1,463	$2,351	$–	$8,954
Other (a)	–	(21)	–	(6)	–	(27)
Balance at December 31, 2011	$1,605	$3,514	$1,463	$2,345	$–	$8,927

(a)	Other changes in goodwill include a reclassification from goodwill to covered loans related to an FDIC-assisted acquisition for Consumer and Small Business Banking and the effect of foreign exchange translation for Payment Services.